Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Cash flows from operating activities
Net income/(loss) for the year	¥ (165,803)	$ (25,665)	¥ 164,174	¥ 252,758
Adjustments to reconcile net cash flows from operating activities:
Depreciation	188,831	29,229	153,850	106,107
Amortization of land use rights	2,127	329	2,128	1,357
Amortization of intangible assets	30,781	4,765	41,447	23,355
Noncash lease expense	257,244	39,819	142,519
Impairment loss on goodwill	84,730	13,115	68,723
Impairment loss on operating lease right-of-use assets	15,575	2,411	12,772
Provision of current expected credit losses	7,077	1,095
Finance costs	15,746	2,437	15,161	19,089
Loss on disposal of property and equipment	187	29	438	2,945
Share of equity in loss of unconsolidated affiliates	1,218	189	595	239
Share-based compensation	1,865	289	(10,631)	51,664
Gain on disposal of a subsidiary			(14,865)
Loss on deconsolidation of Affected Entities	261,267	40,441
Investment income			(211)	(7,373)
Deferred income taxes	(44,342)	(6,864)	(12,971)	(4,549)
Changes in operating assets and liabilities and other, net:
Accounts receivable	(37,966)	(5,877)	5,467	1,564
Inventories	(2,736)	(424)	(1,345)	(14,723)
Amounts due from related parties	897	139	(7,868)	6,573
Other receivables, deposits and other assets	5,534	858	9,973	(10,516)
Accounts payable	997	154	(7,876)	(3,477)
Amounts due to related parties	(2,349)	(364)	3,605	16,955
Accrued expenses and other current liabilities	220,334	34,106	6,256	104,458
Contract liabilities	162,810	25,201	(25,249)	293,322
Refund liabilities	(70,712)	(10,945)	23,802	6,309
Other assets and liabilities	(20,677)	(3,201)	30,847	18,931
Operating lease liabilities	(213,827)	(33,098)	(109,514)
Net cash provided by operating activities	698,808	108,168	491,227	864,988
Cash flows from investing activities
Purchase of short-term investments	(3,892,690)	(602,546)	(2,156,550)	(688,360)
Proceed from redemption of short-term investments upon maturity	3,905,707	604,562	2,390,010	669,127
Additions of property and equipment and intangible assets	(158,673)	(24,561)	(149,763)	(155,204)
Proceeds from sale of property and equipment	2,189	339	1,539	1,552
Acquisition of subsidiaries, net of cash acquired of RMB 185,106, RMB 41,413 and RMB 164 in 2019, 2020 and 2021, respectively	(1,755)	(272)	5,179	(1,721,123)
Payment for acquisition deposits				(338,585)
Payment for an equity method investment	(1,134)	(176)	(42,000)	(10,000)
Disposal of a subsidiary, net of cash disposed of RMB nil ,RMB 6,192, RMB nil in 2019, 2020 and 2021, respectively			24,152
Net cash outflow from loss of control of Affected Entities	(2,912,290)	(450,791)
Purchase of long-term investments	(21,890)	(3,388)		(13,416)
Proceed from long-term investment	1,500	232
Net cash (used in)/provided by investing activities	(3,079,036)	(476,601)	72,567	(2,256,009)
Cash flows from financing activities
Advances from related parties				694,751
Payments for purchase of non-controlling interest	(16,670)	(2,580)
Repayments for advances from related parties			(8,732)	(694,751)
Repurchase of ordinary shares	(24,628)	(3,812)	(56,058)	(417,149)
Dividend to shareholders	(92,554)	(14,327)	(184,238)
Dividend to non-controlling interests	(17,697)	(2,739)	(3,104)
Proceeds from bank loan	1,047,188	162,093	1,016,219	50,000
Repayment for bank loan	(1,228,550)	(190,166)	(50,000)	(50,021)
Proceeds from issuance of bonds				2,069,160
Issuance cost of bonds				(32,971)
Repurchase of bonds	(80,174)	(12,410)	(10,659)
Capital injection from non-controlling interests	1,370	212	2,650	500
Proceeds on exercise of stock options				858
Payment for acquisition of Hangzhou Impression				(21,000)
Payment for acquisition of Chengdu Yinzhe	(22,579)	(3,495)	(30,375)	(30,375)
Payment for acquisition of Xinqiao Group				(89,469)
Payment for acquisition of Linstitute	(12,240)	(1,895)
Net cash provided by/(used in) financing activities	(446,534)	(69,119)	675,703	1,479,533
Net increase/(decrease) in cash and cash equivalents, and restricted cash	(2,826,762)	(437,552)	1,239,497	88,512
Cash and cash equivalents and restricted cash at beginning of the year	4,423,937	684,778	3,265,014	3,164,081
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(82,012)	(12,696)	(80,574)	12,421
Cash and cash equivalents and restricted cash at end of the year	1,515,163	234,530	4,423,937	3,265,014
Supplemental disclosure of cash flow information:
Income tax paid	68,602	10,619	67,869	56,472
Non-cash investing activities:
Acquisition of subsidiaries			38,416	49,238
Accounts payable balance for acquisition of property and equipment	(14,668)	(1,904)	(13,038)	(8,738)
Amounts due to related parties balance for acquisition of property and equipment	(19,519)	(2,270)	(15,545)	(16,909)
Right-of-use assets obtained in exchange for the new operating lease liabilities (Note 14)	228,123	11,063	75,752
Decrease of Right-of-use assets for early termination	¥ 14,415	$ 2,047	¥ 14,019